DEBT AND CREDIT FACILITIES - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019	May 31, 2019
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 6,192		$ 5,124
Current portion	(406)		(315)
Long-term portion	$ 5,786		4,809
Variable-rate loan due 2020
Debt Instrument [Line Items]
Effective Interest Rate	1.00%
Debt and capital lease obligations	$ 0	$ 322	313
1.7% notes due 2021
Debt Instrument [Line Items]
Senior notes, coupon rates	1.70%
Effective Interest Rate	1.90%
Debt and capital lease obligations	$ 400		398
2.4% notes due 2022
Debt Instrument [Line Items]
Senior notes, coupon rates	2.40%
Effective Interest Rate	2.50%
Debt and capital lease obligations	$ 203		203
0.40% notes due 2024
Debt Instrument [Line Items]
Senior notes, coupon rates	0.40%			0.40%
Effective Interest Rate	0.60%
Debt and capital lease obligations	$ 915		834
1.3% notes due in 2025
Debt Instrument [Line Items]
Senior notes, coupon rates	1.30%
Effective Interest Rate	1.40%
Debt and capital lease obligations	$ 734		669
2.6% notes due 2026
Debt Instrument [Line Items]
Senior notes, coupon rates	2.60%
Effective Interest Rate	2.70%
Debt and capital lease obligations	$ 746		746
7.65% debentures due 2027
Debt Instrument [Line Items]
Senior notes, coupon rates	7.65%
Effective Interest Rate	7.70%
Debt and capital lease obligations	$ 5		5
6.625% debentures due 2028
Debt Instrument [Line Items]
Senior notes, coupon rates	6.625%
Effective Interest Rate	5.60%
Debt and capital lease obligations	$ 97		98
1.3% notes due 2029
Debt Instrument [Line Items]
Senior notes, coupon rates	1.30%			1.30%
Effective Interest Rate	1.40%
Debt and capital lease obligations	$ 912		830
3.95% notes due 2030
Debt Instrument [Line Items]
Senior notes, coupon rates	3.95%
Effective Interest Rate	4.00%
Debt and capital lease obligations	$ 495		0
1.73% notes due 2031
Debt Instrument [Line Items]
Senior notes, coupon rates	1.73%
Effective Interest Rate	3.20%
Debt and capital lease obligations	$ 644		0
6.25% notes due 2037
Debt Instrument [Line Items]
Senior notes, coupon rates	6.25%
Effective Interest Rate	6.30%
Debt and capital lease obligations	$ 265		265
3.65% notes due 2042
Debt Instrument [Line Items]
Senior notes, coupon rates	3.65%
Effective Interest Rate	3.70%
Debt and capital lease obligations	$ 6		6
4.5% notes due 2043
Debt Instrument [Line Items]
Senior notes, coupon rates	4.50%
Effective Interest Rate	4.60%
Debt and capital lease obligations	$ 256		255
3.5% notes due 2046
Debt Instrument [Line Items]
Senior notes, coupon rates	3.50%
Effective Interest Rate	3.60%
Debt and capital lease obligations	$ 440		440
Finance leases and other
Debt Instrument [Line Items]
Effective Interest Rate	9.20%
Debt and capital lease obligations	$ 74		$ 62